Advances to suppliers - Outstanding Prepayments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Outstanding prepayments, net of any allowance to individual suppliers
Minimum period of advances to suppliers to classify them as non-current assets	12 months
Advances to suppliers | Supplier concentration risk
Outstanding prepayments, net of any allowance to individual suppliers
Disclosure threshold (as a percent)	10.00%	10.00%
Advances to suppliers | Supplier concentration risk | Supplier A (third party)
Outstanding prepayments, net of any allowance to individual suppliers
Outstanding prepayments	¥ 143,962	¥ 229,586
Advances to suppliers | Supplier concentration risk | Supplier B (third party)
Outstanding prepayments, net of any allowance to individual suppliers
Outstanding prepayments	50,200	106,799
Advances to suppliers | Supplier concentration risk | Supplier C (third party)
Outstanding prepayments, net of any allowance to individual suppliers
Outstanding prepayments	¥ 38,591	¥ 43,011